Payroll, staff and employee benefits obligations - Expected future cash outflows (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Pension benefits
Employee benefits obligations
Weighted average duration of accrued benefits	12 years
Expected contributions in respect of funded pension plans in 2020	$ 234
Pension benefits | Not later than one year
Employee benefits obligations
Estimated future payments	586
Pension benefits | Year 2
Employee benefits obligations
Estimated future payments	495
Pension benefits | Year 3
Employee benefits obligations
Estimated future payments	504
Pension benefits | Year 4
Employee benefits obligations
Estimated future payments	537
Pension benefits | Year 5
Employee benefits obligations
Estimated future payments	589
Pension benefits | Year 5 through 10
Employee benefits obligations
Estimated future payments	$ 3,059
Other benefits
Employee benefits obligations
Weighted average duration of accrued benefits	15 years
Other benefits | Not later than one year
Employee benefits obligations
Estimated future payments	$ 25
Other benefits | Year 2
Employee benefits obligations
Estimated future payments	25
Other benefits | Year 3
Employee benefits obligations
Estimated future payments	25
Other benefits | Year 4
Employee benefits obligations
Estimated future payments	25
Other benefits | Year 5
Employee benefits obligations
Estimated future payments	25
Other benefits | Year 5 through 10
Employee benefits obligations
Estimated future payments	$ 121